Future minimum lease payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Future Minimum Lease Payments [Line Items]
Capital Leases, Future Minimum Payments Receivable, Current	$ 130,108
Capital Leases, Future Minimum Payments, Receivable in Two Years	117,624
Capital Leases, Future Minimum Payments, Receivable in Three Years	98,924
Capital Leases, Future Minimum Payments, Receivable in Four Years	80,747
Capital Leases, Future Minimum Payments, Receivable Due Thereafter	65,619
Total Minimum Lease Payments	$ 493,022	$ 503,447